Income Taxes - Schedule Deferred tax assets and deferred tax liabilities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Advertising and business promotion expenditure	¥ 66,786	¥ 28,093
Impairment loss	265,553	265,553
Allowance for expected credit losses	228,858	116,458
Accrued expense	25,398	12,478
Net loss carrying forward	732,567	418,810
Others	6,450	6,368
Less: valuation allowance	(1,076,061)	(754,878)	¥ (618,985)	¥ (652,610)
Net deferred tax assets	249,551	92,882
Deferred tax liabilities
Identifiable intangible assets from business combination	185,578	95,570
Total deferred tax liabilities	¥ 185,578	¥ 95,570